UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:    1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kathleen Doback
           -----------------------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           -----------------------------------------------------

Form 13F File Number: 28-05718
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kathleen Doback
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   4/22/2004
-------------------                   -------------                   ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           45
                                         -----------
Form 13F Information Table Value Total:  $96,072,576
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ALTRIA GROUP INC COM           COM              02209S103   936540   17200          SOLE             SOLE      0    0
ANDRX CORP DEL ANDRX GROUP     COM              034553107  1871360   68800          SOLE             SOLE      0    0
APACHE CORP COM                COM              037411105  2162817   50100          SOLE             SOLE      0    0
APOLLO GROUP INC COM UNV       COM              037604204  1505446   17300          SOLE             SOLE      0    0
PHOENX
BEAZER HOMES USA INC COM       COM              07556Q105  1916971   18100          SOLE             SOLE      0    0
BURLINGTON RES INC COM         COM              122014103  2793357   43900          SOLE             SOLE      0    0
CAESARS ENTMT INC COM          COM              127687101  2498464  191600          SOLE             SOLE      0    0
CAMECO CORP COM                COM              13321L108   975296   19600          SOLE             SOLE      0    0
CAREMARK RX INC COM            COM              141705103  1011598   30424          SOLE             SOLE      0    0
CENDANT CORP COM               COM              151313103  1026819   42100          SOLE             SOLE      0    0
CENTEX CORP COM                COM              152312104  2843556   52600          SOLE             SOLE      0    0
CEPHALON INC COM               COM              156708109  2075346   36200          SOLE             SOLE      0    0
CIGNA CORP COM                 COM              125509109  1038752   17600          SOLE             SOLE      0    0
COACH INC COM                  COM              189754104   926374   22600          SOLE             SOLE      0    0
COUNTRYWIDE FINANCIAL COM      COM              222372104  2148160   22400          SOLE             SOLE      0    0
COVENTRY HEALTH CARE COM       COM              222862104  1896384   44800          SOLE             SOLE      0    0
D R HORTON INC COM             COM              23331A109  2919432   82400          SOLE             SOLE      0    0
DEVON ENERGY CORP NEW COM      COM              25179M103  1697980   29200          SOLE             SOLE      0    0
EBAY                           COM              278642103  3069104   44300          SOLE             SOLE      0    0
ENCANA CORP COM                COM              292505104  2591512   60100          SOLE             SOLE      0    0
EON LABS INC COM               COM              29412E100  1388556   20700          SOLE             SOLE      0    0
FISHER SCIENTIFIC INTL COM NEW COM              338032204  1029248   18700          SOLE             SOLE      0    0
HARMAN INTL INDS INC COM       COM              413086109   971120   12200          SOLE             SOLE      0    0
INT'L GAME TECH                COM              459902102  3610288   80300          SOLE             SOLE      0    0
JOHNSON & JOHNSON COM          COM              478160104   912960   18000          SOLE             SOLE      0    0
JOY GLOBAL INC COM             COM              481165108  1458600   52000          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS COM     COM              53215T106  2605590  407700          SOLE             SOLE      0    0
LIFE PARTNERS INC.,            COM              53215T106  4670150  883200          SOLE             SOLE      0    0
(Restricted)
MARATHON OIL CORP COM          COM              565849106  1898988   56400          SOLE             SOLE      0    0
NEW YORK CMNTY BANCORP COM     COM              649445103  1052393   30700          SOLE             SOLE      0    0
NORDSTROM INC COM              COM              655664100  1025430   25700          SOLE             SOLE      0    0
PERFORMANCE FOOD GROUP COM     COM              713755106   965235   28100          SOLE             SOLE      0    0
PULTE CP                       COM              745867101  2073880   37300          SOLE             SOLE      0    0
QUALCOMM INC                   COM              747525103  4494462   67800          SOLE             SOLE      0    0
RESEARCH IN MOTION LTD COM     COM              760975102  2071926   22200          SOLE             SOLE      0    0
RYLAND GROUP INC COM           COM              783764103  2069739   23300          SOLE             SOLE      0    0
STANDARD PACIFIC CP            COM              85375C101  2016000   33600          SOLE             SOLE      0    0
STATION CASINOS                COM              857689103  2323342   52600          SOLE             SOLE      0    0
SUNOCO INC COM                 COM              86764P109  3443376   55200          SOLE             SOLE      0    0
TEEKAY SHIPPNG MARS IS COM     COM              Y8564W103  3885960   56400          SOLE             SOLE      0    0
TEVA PHARMACEUTICALS           COM              881624209  2927694   46200          SOLE             SOLE      0    0
URBAN OUTFITTERS INC COM       COM              917047102  3604500   75000          SOLE             SOLE      0    0
VALERO ENERGY CORP NEW COM     COM              91913Y100  3447700   57500          SOLE             SOLE      0    0
WAL MART STORES                COM              931142103  3085973   51700          SOLE             SOLE      0    0
YAHOO! CP                      COM              984332106  1134198   23400          SOLE             SOLE      0    0


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